Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 3
Hedging gains or losses amortized in accumulated other comprehensive loss	0
Borrowings subject to interest rate hedges		250
Outstanding borrowings in interest rate risk	192		332
Maximum
Credit risk of derivatives	5
Reduction in credit risk of derivatives due to netting feature	$ 1
SUGS [Member]
Derivative, Nonmonetary Notional Amount	4,562,500